Leases - Balance sheet impact (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets - Finance leases
Right-of-use assets	$ 302,732	$ 302,732
Less: Accumulated provision for depreciation	(283,417)	(278,586)
Total finance lease assets	19,315	24,146
Lease liabilities - Finance leases
Obligations under finance leases	33,173	43,586
Long-term debt and finance leases due within one year	10,413	9,351
Total finance lease liabilities	43,586	52,937
Right-of-use assets - Operating leases
Electric plant in service, net	7,723	6,587
Total operating lease assets	7,723	6,587
Lease liabilities - Operating leases
Capitalization - Other	5,715	5,152
Other current liabilities	1,954	1,529
Total operating lease liabilities	$ 7,669	$ 6,681
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	In service	In service
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other	Other
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities